Short-Term Investments - Schedule of Short Term Investments (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-Term Investments [Abstract]
Marketable securities	¥ 2,062,818,597	$ 293,480,907	¥ 847,927,125